LEASES - Supplemental Cash Flow Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Leases [Abstract]
Operating cash flows from operating leases	$ 24,557	$ 23,842
ROU assets obtained in exchange for new lease liabilities	$ 0	$ 0